UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2020 to June 30, 2020.

Date of Report (Date of earliest event reported):  February 8, 2021

Commission File Number of securitizer:  025-04217

Central Index Key Number of securitizer:  0001758629

                                 Eli Novey   212-393-4100
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[_]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

____________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:  ___________

Central Index Key Number of underwriter (if applicable):  ___________

___________________________________________________
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(3)			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Commercial mortgages
Toorak Mortgage Corp. 2019-1 Ltd.		Toorak Capital Partners LLC(1)(2)(3)	630	240,336,593.69	100.00%	N/A	N/A	N/A	0	$0	0.00%
Toorak Mortgage Corp. 2019-2 Ltd.		Toorak Capital Partners LLC(1)(2)(3)	762	346,511,102.01	100.00%	N/A	N/A	N/A	0	$0	0.00%
Total			1,392	586,847,695.70	100.00%	N/A	N/A	N/A	0	$0	0.00%

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn(3)(4)			Demand Rejected			Footnote
(a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Commercial mortgages
Toorak Mortgage Corp. 2019-1 Ltd.	0	$0	0.00%	0	$0	0.00%	N/A	N/A	N/A	0	$0	0.00%
Toorak Mortgage Corp. 2019-2 Ltd.	0	$0	0.00%	0	$0	0.00%	N/A	N/A	N/A	0	$0	0.00%
Total	0	$0	0.00%	0	$0	0.00%	N/A	N/A	N/A	0	$0	0.00%

(1)	Toorak Capital Partners LLC (the “Sponsor”) acquires receivables from multiple originators for subsequent transfer to its various issuing entities.
(2)
One investor (the “Investor”) in the notes issued by each of Toorak Mortgage Corp. 2019-1 Ltd. and Toorak Mortgage Corp. 2019-2 Ltd. (the “Issuing Entities”), in letters dated May 4, 2020 and May 27, 2020 (the “Repurchase Requests”), requested that the Sponsor repurchase unspecified mortgage loans based on allegations that mortgage loans acquired after the Sponsor had modified the guidelines pursuant to which it acquires mortgage loans from originators failed to constitute Eligible Mortgage Loans (as required in Sections 3(d) and 4(c)(iii) of the applicable Mortgage Loan Sale Agreements for the Issuing Entities).  In letters dated May 12, 2020 and June 12, 2020, the Sponsor objected to the Repurchase Requests because the modifications to the guidelines cited in the Repurchase Requests were distinct from the Acquisition Guidelines applicable to its securitizations (and therefore unrelated to whether the mortgage loans were Eligible Mortgage Loans) and, moreover, those modifications would not have applied to any mortgage loans acquired by the Issuing Entities during the period covered by the Repurchase Request.  The Investor has not responded to the latest of these objections.

(3)
The Repurchase Requests neither demanded that all mortgage loans acquired during this period be repurchased nor identified the specific mortgage loans that were subject to this demand.  The Repurchase Requests also failed to provide information sufficient to identify the individual originators to which the demand related.

(4)
Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G. (For columns (s) through (u))

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 8, 2021	Toorak Capital Partners LLC (Securitizer) By: /s/ Eli Novey Name: Eli Novey Title: Chief Financial Officer